Other Financial Assets	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets Text Block Abstract
Other Financial Assets
Note 10	Other Financial Assets

	2022	2021
	A$	A$
Non-current assets
Security Bonds and Deposits:
Balance at the start of the financial year	37,500	37,500
Security deposits (refunded)/paid during the financial year	-	-
Balance at the end of the financial year	37,500	37,500

A security deposit of $37,500 is in place in respect of the lease on the Company’s offices. Refer Note 21.